Schedule of Investments

May 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–103.04%
New York–90.32%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2035	$745	$801,003

Series 2018 A, RB	5.00%	12/15/2036	780	831,619

Series 2018 A, RB	5.00%	12/15/2037	820	868,734

Series 2018 A, RB	5.00%	12/15/2038	500	529,971

Series 2018 B, RB(a)	5.00%	12/15/2030	240	255,741

Series 2018 B, RB(a)	5.00%	12/15/2031	300	319,578

Series 2018 B, RB(a)	5.00%	12/15/2032	320	340,660

Albany Capital Resource Corp. (Albany Law School of Union University);
Series 2017 A, Ref. RB	5.00%	07/01/2029	1,500	1,566,182

Series 2017 A, Ref. RB	5.00%	07/01/2031	1,520	1,583,714

Albany Capital Resource Corp. (Brighter Choice Elementary); Series 2021, Ref. RB	3.25%	04/01/2031	5,890	5,162,081

Albany Capital Resource Corp. (College of Saint Rose (The));
Series 2021, Ref. RB	4.00%	07/01/2025	1,025	961,859

Series 2021, Ref. RB	4.00%	07/01/2026	1,065	973,919

Series 2021, Ref. RB	4.00%	07/01/2027	1,105	986,135

Series 2021, Ref. RB	4.00%	07/01/2028	585	510,102

Series 2021, Ref. RB	4.00%	07/01/2036	7,295	5,189,770

Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2024	400	405,519

Series 2016 A, Ref. RB	5.00%	05/01/2025	300	307,691

Series 2016 A, Ref. RB	5.00%	05/01/2026	300	311,848

Allegany County Capital Resource Corp. (Houghton College); Series 2022 A, Ref. RB	5.00%	12/01/2037	1,525	1,547,457

Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	5.00%	10/01/2027	655	664,912

Series 2018, Ref. RB	5.00%	10/01/2028	690	703,883

Series 2018, Ref. RB	5.00%	10/01/2029	730	744,798

Series 2018, Ref. RB	5.00%	10/01/2030	760	774,884

Series 2018, Ref. RB	5.00%	10/01/2031	805	819,543

Series 2018, Ref. RB	5.00%	10/01/2043	540	523,195

Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2027	500	509,845

Series 2016, Ref. RB	5.25%	11/01/2028	1,000	1,019,013

Series 2016, Ref. RB	5.25%	11/01/2029	1,000	1,017,434

Series 2016, Ref. RB	5.25%	11/01/2030	650	660,103

Series 2016, Ref. RB	5.25%	11/01/2031	650	658,877

Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2031	1,350	1,238,308

Broome County Local Development Corp. (United Health Services Hospital);
Series 2020, Ref. RB (INS - AGM)(b)	4.00%	04/01/2038	1,500	1,432,138

Series 2020, Ref. RB (INS - AGM)(b)	4.00%	04/01/2040	2,900	2,717,847

Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System, Inc.); Series 2015, RB	5.00%	07/01/2025	3,170	3,055,509

Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2026	150	153,096

Series 2018, Ref. RB	5.00%	10/01/2027	150	154,525

Series 2018, Ref. RB	5.00%	10/01/2028	165	171,483

Series 2018, Ref. RB	5.00%	10/01/2029	175	182,413

Series 2018, Ref. RB	5.00%	10/01/2030	200	207,846

Series 2018, Ref. RB	5.00%	10/01/2031	200	207,632

Series 2018, Ref. RB	5.00%	10/01/2033	100	103,588

Build NYC Resource Corp. (Academic Leadership Charter School); Series 2021, RB	4.00%	06/15/2036	365	338,706

Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	4.00%	06/01/2028	955	936,675

Series 2018, RB	5.00%	06/01/2033	1,190	1,223,602

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(a)(c)	5.25%	12/31/2033	$5,000	$4,591,454

Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2036	125	125,708

Series 2019, RB	4.00%	07/01/2037	150	149,307

Series 2019, RB	4.00%	07/01/2038	150	147,582

Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(c)	5.00%	12/01/2039	1,885	1,596,342

Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2025	465	476,968

Series 2017, Ref. RB	5.00%	08/01/2028	600	634,308

Series 2017, Ref. RB	5.00%	08/01/2030	1,140	1,206,522

Series 2017, Ref. RB	3.00%	08/01/2031	1,000	939,078

Series 2017, Ref. RB	5.00%	08/01/2032	635	671,708

Build NYC Resource Corp. (New Dawn Charter Schools); Series 2019, RB(c)	5.00%	02/01/2033	1,110	1,071,967

Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2036	1,010	1,016,455

Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB(c)	4.00%	06/15/2031	325	302,681

Build NYC Resource Corp. (Richmond Prep Charter School); Series 2021 A, RB(c)	5.00%	06/01/2036	525	520,570

Build NYC Resource Corp. (Royal Charter Properties, Inc. - New York & Presbyterian Hospital Leasehold); Series 2012, RB (INS - AGM)(b)	4.75%	12/15/2026	1,845	1,845,460

Build NYC Resource Corp. (Seton Education Partners-Brilla); Series 2021 A, RB(c)	4.00%	11/01/2031	1,270	1,182,766

Cattaraugus (County of), NY (St. Bonaventure University);
Series 2016 A, Ref. RB	5.00%	05/01/2024	380	383,710

Series 2016 A, Ref. RB	5.00%	05/01/2025	400	408,499

Series 2016 A, Ref. RB	5.00%	05/01/2026	415	429,352

Series 2016 A, Ref. RB	5.00%	05/01/2027	445	461,932

Series 2016 A, Ref. RB	5.00%	05/01/2028	465	484,404

Series 2016 A, Ref. RB	5.00%	05/01/2029	485	505,813

Chautauqua County Capital Resource Corp. (NRG Energy); Series 2020, Ref. RB(d)	4.25%	04/03/2028	6,000	5,894,753

Dobbs Ferry Local Development Corp. (Mercy College);
Series 2014, RB	5.00%	07/01/2039	2,125	2,151,993

Series 2014, RB	5.00%	07/01/2044	2,000	2,020,983

Dutchess County Local Development Corp. (Culinary Institute); Series 2021, Ref. RB	5.00%	07/01/2032	325	344,387

Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2016 A, Ref. RB	5.00%	07/01/2032	225	227,266

Series 2016 B, RB	5.00%	07/01/2030	8,600	8,689,658

Series 2016 B, RB	5.00%	07/01/2035	1,185	1,192,100

Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	5.00%	07/01/2025	1,290	1,310,037

Dutchess County Local Development Corp. (Vassar College); Series 2020, Ref. RB	5.00%	07/01/2045	8,710	9,259,645

Elmira (City of), NY;
Series 2020, GO Bonds	5.00%	07/01/2026	815	832,034

Series 2020, GO Bonds	5.00%	07/01/2035	1,500	1,620,731

Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District);
Series 2013 A, RB	5.00%	05/01/2028	500	500,505

Series 2013, RB	5.00%	05/01/2026	7,365	7,372,739

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2031	19,640	19,023,766

Essex County Capital Resource Corp. (North Country Community College Association, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2024	80	80,330

Series 2017, Ref. RB	5.00%	06/01/2026	175	176,590

Series 2017, Ref. RB	5.00%	06/01/2027	100	101,656

Series 2017, Ref. RB	5.00%	06/01/2028	100	101,839

Series 2017, Ref. RB	5.00%	06/01/2031	320	325,241

Series 2017, Ref. RB	5.00%	06/01/2035	255	257,604

Essex County Capital Resource Corp. (North Country Community College Foundation, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2023	250	250,000

Series 2017, Ref. RB	5.00%	06/01/2024	255	257,024

Series 2017, Ref. RB	5.00%	06/01/2025	270	274,598

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Franklin (County of), NY Solid Waste Management Authority;
Series 2012, RB	5.00%	06/01/2027	$680	$680,770

Series 2015 A, RB(a)	5.00%	06/01/2023	270	270,000

Series 2015 A, RB(a)	5.00%	06/01/2024	285	288,318

Series 2019, RB(a)	4.00%	06/01/2023	845	845,000

Series 2019, RB(a)	4.00%	06/01/2024	875	876,704

Franklin County Civic Development Corp. (North Country Community College Foundation, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2023	185	185,000

Series 2017, Ref. RB	5.00%	06/01/2024	195	196,548

Series 2017, Ref. RB	5.00%	06/01/2025	205	208,491

Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group);
Series 2022 A, Ref. RB	5.00%	12/01/2035	600	621,128

Series 2022 A, Ref. RB	5.00%	12/01/2039	2,070	2,094,016

Series 2022 A, Ref. RB	5.00%	12/01/2040	2,170	2,185,615

Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-1, RB (Acquired 06/26/2018; Cost $1,305,000)(c)(e)	4.75%	07/01/2028	1,190	1,135,334

Hempstead Town Local Development Corp. (Adelphi University); Series 2013, RB	5.00%	09/01/2043	5,000	5,007,150

Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(c)	6.15%	12/01/2029	2,325	2,346,148

Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2034	1,800	1,817,264

Series 2017, Ref. RB	5.00%	07/01/2029	200	206,837

Series 2017, Ref. RB	5.00%	07/01/2030	170	175,744

Series 2017, Ref. RB	5.00%	07/01/2031	150	154,915

Series 2017, Ref. RB	5.00%	07/01/2032	275	283,537

Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	5.00%	02/15/2042	5,960	6,213,022

Series 2017 A, Ref. RB	4.00%	02/15/2044	4,000	3,925,120

Series 2017 A, Ref. RB (INS - AGM)(b)	4.00%	02/15/2047	6,000	5,875,083

Hudson Yards Infrastructure Corp. (Green Bonds);
Series 2021 A, Ref. RB	4.00%	02/15/2041	10,000	9,926,072

Series 2021 A, Ref. RB	4.00%	02/15/2042	6,500	6,415,811

Jefferson County Civic Facility Development Corp. (Samaritan Medical Center); Series 2017, Ref. RB	5.00%	11/01/2025	1,305	1,292,225

Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2034	1,000	1,015,157

Series 2014 A, Ref. RB	5.00%	09/01/2044	17,000	17,113,104

Series 2016 B, Ref. RB	5.00%	09/01/2034	6,635	7,007,579

Series 2018, RB	5.00%	09/01/2035	11,000	12,039,012

Series 2020 A, Ref. RB	4.00%	09/01/2039	1,650	1,640,568

Series 2020 A, Ref. RB	4.00%	09/01/2040	215	212,486

Series 2021 B, Ref. RB(d)	1.50%	09/01/2026	1,750	1,612,684

Metropolitan Transportation Authority;
Series 2008 B-1, Ref. RB	5.00%	11/15/2029	1,500	1,509,690

Series 2012 B, RB	4.25%	11/15/2039	340	332,029

Series 2013 A, RB	5.00%	11/15/2038	13,635	13,636,928

Series 2013 B, RB	5.00%	11/15/2033	5,055	5,056,865

Series 2013 B, RB	5.00%	11/15/2038	5,000	5,000,714

Series 2013 E, RB	5.00%	11/15/2038	5,385	5,271,428

Series 2013, RB	5.00%	11/15/2043	3,670	3,670,053

Subseries 2014 D-1, RB	5.25%	11/15/2044	5,000	5,031,876

Metropolitan Transportation Authority (Green Bonds); Series 2017 B-2, RB	5.00%	11/15/2034	1,875	2,029,205

Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2026	350	359,066

Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2017, Ref. RB	4.00%	10/01/2034	600	583,850

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2026	$400	$400,367

Series 2013 A, Ref. RB	5.00%	12/01/2027	345	345,332

Series 2013 A, Ref. RB	5.00%	12/01/2028	1,315	1,316,337

Series 2013 A, Ref. RB	5.00%	12/01/2037	1,100	1,100,298

Series 2013 A, Ref. RB	5.00%	12/01/2042	4,385	4,385,352

Series 2017, RB	5.00%	12/01/2029	1,000	1,037,212

Series 2017, RB	5.00%	12/01/2034	1,100	1,131,111

Series 2017, RB	5.00%	12/01/2035	1,055	1,078,761

Series 2017, RB	5.00%	12/01/2036	1,125	1,143,996

Monroe County Industrial Development Corp. (Rochester Regional Health);
Series 2020, Ref. RB	5.00%	12/01/2032	535	558,476

Series 2020, Ref. RB	5.00%	12/01/2033	1,815	1,891,294

Series 2020, Ref. RB	5.00%	12/01/2034	1,000	1,038,402

Monroe County Industrial Development Corp. (Rochester Schools Modernization); Series 2013, RB	5.00%	05/01/2028	1,000	1,001,067

Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	4,600	4,101,027

Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2012 A, Ref. RB	5.00%	06/01/2023	615	615,000

Series 2014 A, RB	5.50%	06/01/2039	1,500	1,521,838

Nassau (County of), NY;
Series 2016 C, GO Bonds	5.00%	04/01/2029	3,160	3,326,839

Series 2017 B, GO Bonds	5.00%	04/01/2031	365	390,833

Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2036	5,850	6,359,345

Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2038	5,450	5,861,690

Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2039	4,775	5,117,978

Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2045	4,000	4,227,634

Series 2019 B, GO Bonds (INS - AGM)(b)	5.00%	04/01/2039	2,895	3,173,962

Series 2021 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2040	5,725	5,654,237

Series 2021 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2041	5,960	5,893,417

Series 2021 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2042	6,205	6,143,111

Series 2021 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2043	6,460	6,373,346

Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2030	1,500	1,524,385

Series 2014, RB	5.00%	07/01/2032	660	669,940

Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	4.70%	12/01/2028	1,240	1,073,023

Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	1,808	1,777,687

New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-1, RB(c)	4.20%	08/01/2028	2,690	2,299,908

New Rochelle (City of), NY (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2025	325	331,998

Series 2015 A, Ref. RB	5.00%	07/01/2029	1,100	1,130,992

New York & New Jersey (States of) Port Authority;
One Hudred Eighty Four Series 2014, RB	5.00%	09/01/2039	2,500	2,528,447

One Hundred Eighty Third Series 2014, RB	5.00%	12/15/2026	850	862,223

One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2040	10,000	10,000,441

One Ninety Third Series 2015, Ref. RB(a)	5.00%	10/15/2033	5,000	5,109,806

One Seventy Eighth Series 2013, RB(a)	5.00%	12/01/2031	10,000	10,045,300

Series 2012, RB	5.00%	07/15/2030	1,250	1,251,632

Series 2012, RB	4.50%	07/15/2031	220	220,266

Series 2012, RB	4.50%	07/15/2036	1,500	1,501,313

Series 2012, RB	4.00%	07/15/2037	1,000	1,000,182

Series 2012, RB	4.00%	07/15/2038	200	200,012

Series 2013 178, RB(a)	5.00%	12/01/2032	10,000	10,044,321

Series 2013 178, RB(a)	5.00%	12/01/2033	5,000	5,021,671

Series 2013 178, RB(a)	5.00%	12/01/2038	4,890	4,897,828

Series 2013 179, RB	5.00%	12/01/2027	275	277,097

Series 2014 185, RB(a)	5.00%	09/01/2026	12,500	12,686,410

Series 2014 186, Ref. RB(a)	5.00%	10/15/2031	3,775	3,817,568

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Series 2015, Ref. RB(a)	5.00%	10/15/2034	$2,305	$2,351,438

Series 2016, Ref. RB(a)	5.00%	04/01/2036	10,230	10,489,029

Series 2018 207, Ref. RB(a)	5.00%	09/15/2030	3,385	3,585,265

Series 2018 207, Ref. RB(a)	5.00%	09/15/2032	1,555	1,643,093

Series 2019 218, RB(a)	5.00%	11/01/2039	9,000	9,480,420

Two Hundred Second Series 2017, Ref. RB(a)	5.00%	04/15/2037	12,235	12,647,461

Two Hundred Seventeenth Series 2019, RB	4.00%	11/01/2039	3,750	3,771,821

Two Hundred Sixth Series 2017, Ref. RB(a)	5.00%	11/15/2042	5,000	5,156,820

New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2027	45	45,420

Series 1996 J, GO Bonds	5.50%	02/15/2026	5	5,009

Series 1996 J, GO Bonds (INS - FGIC)(b)	5.50%	02/15/2026	10	10,018

Series 1997 C, GO Bonds (INS - NATL)(b)	5.50%	11/15/2037	10	10,017

Series 2002 D, GO Bonds	5.50%	06/01/2028	5	5,008

Series 2005 O, GO Bonds	5.00%	06/01/2023	5	5,000

Series 2012 I, GO Bonds	5.00%	08/01/2023	3,120	3,123,848

Series 2013 A-1, GO Bonds	5.00%	08/01/2030	9,980	10,001,223

Series 2016 B-1, GO Bonds	5.00%	12/01/2041	7,775	8,135,555

Subseries 2013 A-1, GO Bonds	5.00%	08/01/2029	6,455	6,468,942

Subseries 2013 A-1, GO Bonds	5.25%	08/01/2030	250	250,707

Subseries 2013 A-1, GO Bonds	5.00%	08/01/2037	15,240	15,263,308

Subseries 2013 D-3, GO Bonds	5.00%	08/01/2038	30,000	30,039,912

New York (City of), NY Educational Construction Fund;
Series 2021 A, Ref. RB	4.00%	04/01/2039	6,560	6,561,412

Series 2021 A, Ref. RB	4.00%	04/01/2040	6,825	6,788,051

Series 2021 A, Ref. RB	4.00%	04/01/2041	7,095	7,024,542

New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.86%) (INS - NATL)(b)(f)	5.79%	03/01/2024	195	196,701

Series 2006, RB (CPI Rate + 0.87%) (INS - FGIC)(b)(f)	5.80%	03/01/2025	200	201,177

Series 2006, RB (CPI Rate + 0.88%) (INS - FGIC)(b)(f)	5.81%	03/01/2026	985	998,156

Series 2006, RB (CPI Rate + 0.89%) (INS - FGIC)(b)(f)	5.82%	03/01/2027	1,000	1,022,557

Series 2020, Ref. RB (INS - AGM)(b)	4.00%	03/01/2045	7,930	7,457,136

New York (City of), NY Municipal Water Finance Authority;
Series 2013 DD, RB(d)(g)	5.00%	06/15/2023	11,225	11,231,174

Series 2013 DD, RB(d)(g)	5.00%	06/15/2023	12,000	12,006,600

Series 2013 EE, RB(d)(g)	5.00%	06/15/2023	90	90,050

Series 2015 FF, Ref. RB	5.00%	06/15/2039	10,950	11,253,231

Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	4,000	4,273,077

Series 2019 CC-1, RB	4.00%	06/15/2040	7,150	7,184,949

Series 2019 DD, RB	5.00%	06/15/2025	225	226,515

Series 2020 AA-2, RB	4.00%	06/15/2043	2,330	2,323,513

Series 2020 EE, Ref. RB	4.00%	06/15/2042	6,585	6,585,130

Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2037	12,245	12,470,899

New York (City of), NY Transitional Finance Authority;
Series 2014 D1, RB	5.00%	02/01/2036	10,000	10,086,053

Series 2014 D1, RB	5.00%	02/01/2038	10,000	10,081,461

Series 2014 D1, RB	5.00%	02/01/2040	18,300	18,445,474

Series 2014, RB	5.00%	02/01/2033	1,000	1,008,802

Series 2015 S, RB	5.00%	07/15/2032	10,000	10,375,130

Series 2015 S, RB	5.00%	07/15/2040	15,815	16,251,037

Series 2015 S-1, RB	5.00%	07/15/2040	7,185	7,328,877

Series 2015, RB	5.00%	02/01/2035	3,500	3,581,976

Series 2016 A-1, RB	5.00%	05/01/2037	3,085	3,218,554

Series 2017 A-E-1, RB	5.00%	02/01/2038	7,980	8,452,924

Series 2017 F-1, RB	5.00%	05/01/2042	21,840	23,134,953

Series 2018 C-2, RB	5.00%	05/01/2038	5,000	5,349,917

Series 2018 S-1, RB	5.00%	07/15/2043	8,465	8,985,669

Series 2018 S-3, RB	5.00%	07/15/2037	2,450	2,633,654

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Series 2019, RB	4.00%	11/01/2040	$11,590	$11,554,671

Subseries 2016 E-1, RB	5.00%	02/01/2037	3,905	4,056,319

Subseries 2018 A-1, RB	5.00%	08/01/2037	1,655	1,781,429

Subseries 2018 A-1, RB	5.00%	08/01/2038	10,000	10,732,247

Subseries 2018 A-1, RB	5.00%	08/01/2040	1,760	1,879,849

Subseries 2018 S-3, Ref. RB	5.00%	07/15/2036	15,000	16,230,319

New York (City of), NY Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,009,216

New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts); Series 2020 A, Ref. RB	4.00%	12/01/2035	300	304,972

New York (State of) Dormitory Authority;
Series 2012 F, RB (INS - AGM)(b)	5.00%	10/01/2025	110	110,126

Series 2012 F, RB (INS - AGM)(b)	5.00%	10/01/2027	35	35,038

Series 2012 F, RB (INS - AGM)(b)	5.00%	10/01/2028	5	5,005

Series 2012, RB	5.00%	10/01/2026	140	140,154

Series 2012, RB	5.00%	10/01/2026	120	120,105

Series 2012, RB	5.00%	10/01/2027	65	65,057

Series 2012, RB	5.00%	10/01/2028	50	50,043

Series 2013, RB	5.75%	07/01/2043	7,055	7,062,914

Series 2014 E, Ref. RB (INS - AGM)(b)	5.00%	10/01/2034	1,000	1,020,373

Series 2014 E, Ref. RB	5.00%	02/15/2039	9,990	10,202,172

Series 2015 A-1, Ref. RB(c)	4.80%	12/01/2023	230	226,655

Series 2015 B-C, RB	5.00%	03/15/2036	12,045	12,454,295

Series 2015 B-C, RB	5.00%	03/15/2039	5,000	5,155,445

Series 2015 B-C, RB	5.00%	03/15/2040	12,640	13,018,940

Series 2015 B-C, RB	5.00%	03/15/2041	10,520	10,826,057

Series 2015, Ref. RB(c)	5.00%	12/01/2029	1,000	1,005,041

Series 2016, Ref. RB(c)	5.00%	12/01/2026	4,910	4,876,615

Series 2018 A, RB	5.00%	07/01/2040	4,250	4,535,220

Series 2018 A, Ref. RB	5.00%	03/15/2045	4,000	4,233,904

Series 2018 E, Ref. RB	5.00%	03/15/2037	8,000	8,655,045

Series 2018 E, Ref. RB	5.00%	03/15/2039	10,000	10,734,574

Series 2018 E, Ref. RB	5.00%	03/15/2040	5,000	5,350,283

Series 2020 A, Ref. RB	4.00%	03/15/2043	11,750	11,590,787

Series 2020 D, Ref. RB	4.00%	02/15/2038	2,000	2,015,222

Series 2020 D, Ref. RB	4.00%	02/15/2039	4,415	4,428,686

New York (State of) Dormitory Authority (Bidding Group 1); Series 2018 C, Ref. RB	5.00%	03/15/2036	2,000	2,159,786

New York (State of) Dormitory Authority (Bidding Group 3); Series 2018 A, RB	5.00%	03/15/2038	3,500	3,746,978

New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - Jawonio, Inc.); Series 2017 A, RB(c)	4.63%	12/01/2027	935	819,386

New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - United Cerebral Palsy Associations of New York State, Inc.);
Series 2017 A-1, RB(c)	4.88%	09/01/2027	2,710	2,503,771

Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $1,540,000)(c)(e)	4.63%	10/01/2027	1,370	1,244,508

New York (State of) Dormitory Authority (Fordham University); Series 2014, RB	5.00%	07/01/2044	1,190	1,202,485

New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015 A, Ref. RB	5.00%	07/01/2035	2,395	2,450,111

New York (State of) Dormitory Authority (Maimonides Medical Center);
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2038	300	302,172

Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2039	400	401,566

Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2040	400	399,775

New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2017, Ref. RB	5.00%	07/01/2042	7,030	7,386,728

New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2025	1,035	1,030,781

Series 2018 A, Ref. RB	5.00%	08/01/2027	1,000	992,322

Series 2018 A, Ref. RB	5.00%	08/01/2028	1,000	994,962

Series 2018 A, Ref. RB	5.00%	08/01/2029	1,000	997,343

Series 2018 A, Ref. RB	5.00%	08/01/2033	4,275	4,253,759

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority (New School (The));
Series 2016 A, Ref. RB	5.00%	07/01/2029	$1,000	$1,045,886

Series 2016 A, Ref. RB	5.00%	07/01/2030	1,800	1,881,335

Series 2022 A, Ref. RB	5.00%	07/01/2037	710	768,138

Series 2022 A, Ref. RB	5.00%	07/01/2038	1,150	1,228,746

Series 2022 A, Ref. RB	5.00%	07/01/2039	750	792,210

Series 2022 A, Ref. RB	5.00%	07/01/2040	1,000	1,051,801

New York (State of) Dormitory Authority (New York University); Series 2017 A, Ref. RB	5.00%	07/01/2043	260	276,327

New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2015, Ref. RB	5.00%	07/01/2028	140	142,702

New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(c)	5.00%	12/01/2023	2,800	2,796,901

Series 2017, Ref. RB(c)	5.00%	12/01/2025	1,300	1,300,061

Series 2017, Ref. RB(c)	5.00%	12/01/2026	1,500	1,505,842

Series 2017, Ref. RB(c)	5.00%	12/01/2027	1,300	1,309,249

Series 2017, Ref. RB(c)	5.00%	12/01/2036	1,300	1,283,307

New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2019 A, RB	4.00%	07/01/2044	4,000	3,765,840

Series 2019 A, RB	5.00%	07/01/2049	5,000	5,253,675

New York (State of) Dormitory Authority (Rockefeller University);
Series 2022 A, Ref. RB	5.00%	07/01/2036	1,250	1,416,333

Series 2022 A, Ref. RB	5.00%	07/01/2037	800	896,661

New York (State of) Dormitory Authority (School Districts Revenue Bond Financing Program);
Series 2013 A, RB (INS - AGM)(b)	5.00%	10/01/2026	2,740	2,753,758

Series 2013 A, RB (INS - AGM)(b)	5.00%	10/01/2027	2,485	2,497,478

Series 2013 C, RB	5.00%	10/01/2026	1,665	1,673,305

Series 2013 C, RB	5.00%	10/01/2027	1,885	1,894,403

Series 2013 E, RB (INS - AGM)(b)	5.00%	10/01/2026	3,190	3,206,018

New York (State of) Dormitory Authority (St. John’s University); Series 2015 A, Ref. RB	5.00%	07/01/2037	4,245	4,345,921

New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	5.00%	07/01/2023	60	60,026

Series 2021, RB	5.00%	07/01/2024	100	100,785

Series 2021, RB	5.00%	07/01/2025	90	91,452

Series 2021, RB	5.00%	07/01/2026	100	102,595

Series 2021, RB	5.00%	07/01/2027	120	123,998

Series 2021, RB	5.00%	07/01/2028	75	78,182

Series 2021, RB	5.00%	07/01/2029	100	105,065

Series 2021, RB	5.00%	07/01/2030	75	79,291

Series 2021, RB	4.00%	07/01/2035	200	190,985

New York (State of) Dormitory Authority (State University of New York Dormitory Facilities);
Series 2018 A, RB	5.00%	07/01/2036	3,060	3,296,611

Series 2018 A, RB	5.00%	07/01/2038	1,850	1,969,292

New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB	5.00%	07/01/2034	1,330	1,410,586

Series 2022, Ref. RB	5.00%	07/01/2036	735	766,443

New York (State of) Housing Finance Agency;
Series 2007, RB(a)	5.05%	08/15/2039	1,000	1,000,385

Series 2020 C, RB (CEP - Federal Housing Administration)	4.10%	11/01/2041	8,950	8,538,675

New York (State of) Housing Finance Agency (Division Street); Series 2006 A, RB(a)	5.00%	02/15/2026	150	150,144

New York (State of) Housing Finance Agency (Secured Mortgage Program); Series 2001 A, RB(a)	5.60%	08/15/2033	1,145	1,146,711

New York (State of) Housing Finance Agency (Sustainability Bonds); Series 2021 D-2, RB(d)	0.65%	11/01/2025	4,000	3,658,237

New York (State of) Housing Finance Agency (Tri-Senior Development Housing); Series 2007 A, RB (LOC - Fannie Mae)(a)(h)	5.10%	11/15/2023	145	147,275

New York (State of) Power Authority (Green Transmission); Series 2022, RB (INS - AGM)(b)	4.00%	11/15/2042	5,000	4,911,188

New York (State of) Thruway Authority;
Series 2014 J, RB	5.00%	01/01/2041	5,750	5,787,354

Series 2016 A, RB	5.00%	01/01/2041	5,455	5,606,809

Series 2018 L, Ref. RB	5.00%	01/01/2035	3,995	4,328,468

Series 2019 B, RB (INS - AGM)(b)	4.00%	01/01/2040	12,690	12,601,812

Series 2022, RB(i)(j)	4.00%	03/15/2043	24,500	24,299,294

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Utility Debt Securitization Authority;
Series 2013 TE, RB	5.00%	12/15/2026	$2,500	$2,520,558

Series 2013 TE, RB	5.00%	12/15/2029	1,500	1,513,531

Series 2015, Ref. RB	5.00%	12/15/2032	15,000	15,692,846

Series 2015, Ref. RB	5.00%	12/15/2036	5,230	5,433,963

Series 2015, Ref. RB	5.00%	12/15/2037	10,000	10,353,034

Series 2017, RB	5.00%	12/15/2040	13,260	14,269,293

New York City Health and Hospitals Corp.;
Series 2021 A, Ref. RB	5.00%	02/15/2038	690	747,240

Series 2021 A, Ref. RB	5.00%	02/15/2040	1,615	1,726,109

New York City Housing Development Corp.;
Series 1999 E, RB	6.25%	05/01/2036	35	35,076

Series 2013 L-2-A, RB	3.60%	11/01/2033	2,445	2,440,003

Series 2014 E, RB	3.40%	11/01/2029	685	680,530

New York City Housing Development Corp. (Ocean Gate Development); Series 2007 B, RB(a)	5.35%	06/01/2025	890	898,118

New York City Housing Development Corp. (Sustainable Development Bonds); Series 2022 F-2A, RB(d)	3.40%	12/22/2026	7,500	7,350,064

New York City Housing Development Corp. (Sustainable Neighborhood Bonds); Series 2017 E, RB	3.05%	11/01/2032	2,000	1,862,901

New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2015, Ref. RB	5.00%	11/15/2040	16,005	16,373,461

New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	825	825,372

Series 2000 A, RB	6.63%	06/01/2042	3,290	3,291,317

New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	10	10,199

Series 2001, RB	5.75%	06/01/2043	130	132,598

New York Counties Tobacco Trust IV;
Series 2005 A, RB	4.75%	06/01/2026	895	879,823

Series 2010 A, RB(c)	6.25%	06/01/2041	8,505	8,504,867

New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	305	312,739

Series 2016 A, Ref. RB	6.75%	06/01/2035	6,155	6,221,427

Series 2016 A, Ref. RB	6.45%	06/01/2040	830	849,171

Series 2016 A, Ref. RB	6.00%	06/01/2043	7,335	7,452,789

Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,095	2,168,784

New York Liberty Development Corp.; Series 2021 1, Ref. RB	4.00%	02/15/2043	5,000	4,831,402

New York Liberty Development Corp. (Green Bonds) (4 World Trade Center); Series 2021 A, Ref. RB	1.90%	11/15/2031	2,500	2,114,735

New York State Environmental Facilities Corp.;
Series 2004, RB	4.50%	06/15/2024	100	100,102

Series 2012 B, RB	5.00%	08/15/2024	1,330	1,331,866

Series 2013 A, RB	5.00%	06/15/2031	745	745,771

Series 2014, RB	5.00%	11/15/2031	5,000	5,078,348

New York State Environmental Facilities Corp. (Green Bonds); Series 2020, Ref. RB	4.00%	10/15/2045	4,100	4,005,866

New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds);
Series 2004 C, RB	4.50%	06/15/2030	15	15,020

Series 2013 A, RB	5.00%	06/15/2027	5,060	5,065,359

Series 2013 A, RB	5.00%	06/15/2032	245	245,243

Series 2017 E, RB	5.00%	06/15/2042	12,375	13,130,356

Series 2018 B, RB	5.00%	06/15/2038	2,755	2,997,407

New York State Environmental Facilities Corp. (State Clean Water & Drinking Water); Series 2021, RB	4.00%	06/15/2039	8,000	7,947,351

New York State Urban Development Corp.;
Series 2013 A-1, RB	5.00%	03/15/2028	250	250,302

Series 2013 A-1, RB	5.00%	03/15/2030	250	250,294

Series 2013 C, RB	5.00%	03/15/2032	2,350	2,353,840

Series 2014, Ref. RB	5.00%	03/15/2044	1,430	1,441,887

Series 2020 A, RB	4.00%	03/15/2040	1,695	1,689,928

Series 2020 C, Ref. RB	4.00%	03/15/2037	8,500	8,645,772

New York State Urban Development Corp. (Bidding Group 3); Series 2021, Ref. RB	4.00%	03/15/2044	5,000	4,933,632

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	$14,785	$14,803,245

Series 2016, Ref. RB(a)	5.00%	08/01/2031	9,500	9,512,894

Series 2021, Ref. RB(a)	2.25%	08/01/2026	3,255	3,047,371

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2034	4,250	4,276,004

Series 2018, RB(a)	5.00%	01/01/2034	3,370	3,470,009

Series 2020, RB(a)	5.00%	10/01/2035	5,000	5,195,157

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2030	1,000	1,008,524

Series 2016 A, RB(a)	4.00%	07/01/2033	4,000	3,896,639

New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 A, Ref. RB(a)	5.00%	12/01/2034	900	952,231

Series 2020 A, Ref. RB(a)	5.00%	12/01/2036	900	939,834

Series 2020 A, Ref. RB(a)	4.00%	12/01/2038	1,000	939,397

Series 2020, Ref. RB	5.00%	12/01/2031	1,100	1,210,637

Series 2020, Ref. RB	5.00%	12/01/2035	1,000	1,085,840

Series 2020, Ref. RB	5.00%	12/01/2037	1,000	1,071,145

Series 2022, RB(a)	5.00%	12/01/2039	10,000	10,393,858

Newburgh (City of), NY Industrial Development Agency (Bourne & Kenney Redevelopment Co. LLC); Series 1999 A, RB(a)	5.75%	02/01/2032	2,110	2,117,227

Niagara Falls (City of), NY;
Series 2016, Ref. GO Bonds (INS - BAM)(b)	5.00%	05/15/2028	750	787,324

Series 2016, Ref. GO Bonds (INS - BAM)(b)	5.00%	05/15/2029	850	890,833

Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014, Ref. RB(a)	5.00%	04/01/2026	1,000	1,005,936

Series 2019, Ref. RB(a)	5.00%	04/01/2024	3,285	3,312,425

Series 2019, Ref. RB(a)	5.00%	04/01/2031	700	742,473

Series 2019, Ref. RB(a)	5.00%	04/01/2033	725	768,028

Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	4.00%	05/15/2029	2,035	2,004,248

Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2034	1,000	1,001,519

Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2035	1,000	992,283

Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2036	1,250	1,220,282

Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2037	1,000	958,672

Oneida County Local Development Corp. (Utica College);
Series 2019, Ref. RB	5.00%	07/01/2024	170	170,496

Series 2019, Ref. RB	5.00%	07/01/2025	355	357,139

Series 2019, Ref. RB	5.00%	07/01/2026	755	763,694

Onondaga (County of), NY Resource Recovery Agency;
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2029	780	830,991

Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2030	275	292,819

Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2031	350	372,628

Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2032	455	484,001

Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2033	475	505,239

Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2034	500	532,358

Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2027	450	466,964

Series 2017, Ref. RB	5.00%	05/01/2028	600	622,840

Series 2017, Ref. RB	5.00%	05/01/2029	450	466,964

Series 2017, Ref. RB	5.00%	05/01/2030	835	864,640

Series 2017, Ref. RB	5.00%	05/01/2032	600	615,394

Onondaga Civic Development Corp. (Le Moyne College);
Series 2021, RB	4.00%	07/01/2038	150	139,215

Series 2021, RB	4.00%	07/01/2041	220	198,174

Onondaga Civic Development Corp. (Onondaga Community College Housing Development Corp.); Series 2015, Ref. RB	5.00%	10/01/2025	115	114,917

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2023	$700	$696,591

Series 2015 A, Ref. RB	5.00%	10/01/2024	660	647,678

Poughkeepsie (City of), NY; Series 2019, Ref. GO Bonds	5.00%	06/01/2031	600	612,924

Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2028	295	283,740

Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC - JPMorgan Chase Bank N.A.)(a)(h)	5.38%	12/01/2025	655	655,811

Rockland (County of), NY Solid Waste Management Authority (Green Bonds);
Series 2021 A, RB(a)	5.00%	12/15/2029	675	736,920

Series 2021 A, RB(a)	5.00%	12/15/2030	585	644,331

Series 2021 A, RB(a)	5.00%	12/15/2031	235	261,626

Series 2021 A, RB(a)	5.00%	12/15/2032	750	827,188

Series 2021 A, RB(a)	5.00%	12/15/2033	750	833,028

Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	45	45,743

Saratoga County Capital Resource Corp. (Skidmore College); Series 2014 B, Ref. RB	5.00%	07/01/2024	195	198,016

Schenectady County Capital Resource Corp. (Union College); Series 2017, Ref. RB	5.00%	01/01/2040	1,000	1,036,252

Spring Valley (Village of), NY;
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2024	350	350,445

Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2025	365	365,455

St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2017, Ref. RB	5.00%	09/01/2028	500	520,657

Series 2017, Ref. RB	5.00%	09/01/2031	690	718,597

Series 2021, Ref. RB	5.00%	09/01/2029	165	174,521

Series 2021, Ref. RB	5.00%	09/01/2030	175	186,236

Series 2021, Ref. RB	5.00%	09/01/2031	90	96,256

Series 2021, Ref. RB	5.00%	09/01/2031	225	240,641

Series 2021, Ref. RB	5.00%	09/01/2032	190	202,593

Series 2021, Ref. RB	5.00%	09/01/2033	200	212,677

Series 2021, Ref. RB	5.00%	09/01/2034	460	487,322

Series 2021, Ref. RB	5.00%	09/01/2034	200	211,879

Series 2021, Ref. RB	5.00%	09/01/2035	225	236,175

Series 2021, Ref. RB	5.00%	09/01/2036	200	208,175

Series 2021, Ref. RB	5.00%	09/01/2036	225	234,196

Series 2021, Ref. RB	5.00%	09/01/2037	250	258,340

Series 2021, Ref. RB	5.00%	09/01/2038	200	205,990

Series 2021, Ref. RB	5.00%	09/01/2039	275	282,154

Series 2021, Ref. RB	5.00%	09/01/2039	200	205,203

Series 2021, Ref. RB	5.00%	09/01/2040	150	153,301

Series 2021, Ref. RB	5.00%	09/01/2041	50	50,949

St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2043	8,870	8,881,838

Series 2016 A, Ref. RB	5.00%	07/01/2028	300	314,756

Series 2016 A, Ref. RB	5.00%	07/01/2030	785	823,962

Series 2016 A, Ref. RB	5.00%	07/01/2031	450	471,837

Suffern (Village of), NY; Series 2016, GO Bonds	5.00%	03/15/2026	475	475,643

Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(c)	6.75%	06/01/2027	250	224,135

Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-1, RB(c)	4.85%	11/01/2031	12,075	11,391,305

Series 2016 B-1, RB(c)	4.85%	11/01/2031	1,735	1,636,763

Series 2016 C-1, RB(c)	4.85%	11/01/2031	1,690	1,594,311

Series 2016 D-1, RB(c)	4.85%	11/01/2031	1,110	1,047,151

Triborough Bridge & Tunnel Authority;
Series 2013 B, Ref. RB	5.00%	11/15/2027	670	674,463

Series 2013 B, Ref. RB	5.00%	11/15/2030	3,000	3,019,984

Series 2014 A, RB	5.00%	11/15/2039	20,135	20,335,305

Series 2017 B, Ref. RB	5.00%	11/15/2036	11,110	11,792,542

Series 2021 C-1A, RB	4.00%	05/15/2042	5,000	4,870,462

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2014 A, RB	5.00%	11/15/2044	$10,000	$10,056,661

Series 2018 C, Ref. RB	5.00%	11/15/2038	5,000	5,397,821

Series 2022 A, Ref. RB	4.00%	05/15/2040	1,500	1,473,803

Series 2022 A, Ref. RB	4.00%	05/15/2041	1,500	1,470,097

Series 2022 A, Ref. RB	4.00%	05/15/2042	1,620	1,578,030

Series 2022 A, Ref. RB	5.00%	05/15/2043	1,500	1,637,839

Series 2022 A, Ref. RB	5.00%	05/15/2044	3,000	3,265,020

Series 2022, RB	5.00%	05/15/2026	9,500	10,044,196

Troy Capital Resource Corp. (Rensselaer Polytechnic Institute);
Series 2020, Ref. RB	5.00%	09/01/2025	1,150	1,180,749

Series 2020, Ref. RB	5.00%	09/01/2036	5,000	5,382,403

Series 2020, Ref. RB	5.00%	09/01/2039	7,500	7,964,404

TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	3,130	2,939,304

Series 2017 A, Ref. RB	5.00%	06/01/2030	5,000	5,226,720

Series 2017 A, Ref. RB	5.00%	06/01/2031	5,000	5,218,474

Series 2017 A, Ref. RB	5.00%	06/01/2032	5,000	5,211,148

Series 2017 A, Ref. RB	5.00%	06/01/2033	5,000	5,199,426

Westchester County Local Development Corp.; Series 2021, Ref. RB(c)	2.88%	07/01/2026	10,000	9,495,977

Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	5.00%	01/01/2027	325	331,168

Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(c)	3.00%	12/01/2026	940	866,152

White Plains Housing Development Corp. (Battle Hill Houses, Section 8 Assisted); Series 1996 A, Ref. RB (CEP - Federal Housing Administration)	6.65%	02/01/2025	20	20,234

Yonkers (City of), NY Industrial Development Agency (Monastery Manor Associates, L.P.); Series 2005, RB(a)	5.00%	04/01/2025	625	625,532

Yonkers Economic Development Corp. (Lamartine/Warburton LLC - Charter School of Educational Excellence); Series 2019 A, RB	4.00%	10/15/2029	200	186,706

				1,514,740,530

Puerto Rico–11.64%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	37,495	37,496,563

Series 2002, RB	5.63%	05/15/2043	800	804,540

Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB	0.00%	08/01/2028	105,030	2,757,037

PRCCDA Custodial Trust; Series A	0.00%	03/15/2049	123	55,285

PRHTA Custodial Trust; Series 2022, RB	5.25%	12/06/2049	39	12,827

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(k)	0.00%	07/01/2024	10,466	9,978,284

Series 2021 A, GO Bonds(k)	0.00%	07/01/2033	9,941	5,840,345

Series 2021 A-1, GO Bonds	5.25%	07/01/2023	21,287	21,308,661

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	19,085	19,499,597

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	2,539	2,657,202

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	794	842,614

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	771	832,368

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,524	1,401,739

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	658	589,061

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	564	491,175

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	767	642,709

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	4

Subseries 2022, RN(k)	0.00%	11/01/2043	4,286	2,094,601

Subseries 2022, RN(k)	0.00%	11/01/2051	546	218,525

Subseries 2022, RN(k)	0.00%	11/01/2051	15,917	7,700,091

Subseries 2022, RN(k)	0.00%	11/01/2051	6,882	705,407

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2020 A, Ref. RB(c)	5.00%	07/01/2025	5,000	5,068,771

Series 2021 B, RB(c)	5.00%	07/01/2024	6,250	6,308,652

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(b)	5.00%	07/01/2024	$500	$500,122

Series 2005 RR, RB (INS - NATL)(b)	5.00%	07/01/2024	280	280,073

Series 2005 SS, Ref. RB (INS - NATL)(b)	5.00%	07/01/2023	830	829,855

Series 2008 WW, RB(l)	5.25%	07/01/2025	5,000	3,575,000

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2022 A, RB	5.00%	07/01/2062	2,505	2,407,848

Series 2022 B, RB(k)	0.00%	07/01/2032	1,628	1,037,008

Series 2022 C, RB(m)	5.00%	07/01/2053	2,785	1,698,590

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(a)	6.63%	06/01/2026	18,370	18,656,701

Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(b)	5.00%	08/01/2027	455	458,064

Series 2005 A, RB	5.25%	08/01/2024	10,000	10,001,450

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(k)	0.00%	07/01/2024	170	162,656

Series 2018 A-1, RB(k)	0.00%	07/01/2027	5,930	4,992,905

Series 2018 A-1, RB(k)	0.00%	07/01/2031	10,000	6,937,192

Series 2018 A-1, RB(k)	0.00%	07/01/2033	665	415,922

Series 2018 A-1, RB	4.50%	07/01/2034	487	488,217

Series 2018 A-1, RB	4.55%	07/01/2040	246	234,735

Series 2018 A-1, RB(k)	0.00%	07/01/2046	1	270

Series 2018 A-1, RB(k)	0.00%	07/01/2051	1	199

Series 2018 A-1, RB	4.75%	07/01/2053	1,809	1,677,413

Series 2018 A-1, RB	5.00%	07/01/2058	2,074	1,986,783

Series 2019 A-2, RB	4.33%	07/01/2040	2,504	2,326,042

Series 2019 A-2, RB	4.54%	07/01/2053	75	67,130

Series 2019 A-2, RB	4.78%	07/01/2058	1,004	924,799

Series 2019 A-2B, RB	4.55%	07/01/2040	672	641,228

University of Puerto Rico;
Series 2006 Q, RB	5.00%	06/01/2023	7,410	7,410,000

Series 2006 Q, RB	5.00%	06/01/2030	300	290,872

				195,307,132

Virgin Islands–0.70%
Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note) (Garvee); Series 2015, RB(c)	5.00%	09/01/2033	1,500	1,526,477

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2023	3,380	3,416,638

Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2024	850	859,354

Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2025	3,760	3,801,863

Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2026	1,715	1,734,306

Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2027	50	50,568

Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2028	280	283,203

Virgin Islands (Government of) Water & Power Authority (Electric System); Series 2003, RB (INS - AMBAC)(b)	4.50%	07/01/2028	125	125,317

				11,797,726

Northern Mariana Islands–0.22%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(c)	5.00%	06/01/2030	3,990	3,618,806

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Guam–0.16%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	$2,840	$2,691,566

TOTAL INVESTMENTS IN SECURITIES(n)-103.04% (Cost $1,773,448,451)				1,728,155,760

FLOATING RATE NOTE OBLIGATIONS-(1.10)%
Note with an interest and fee rate of 3.96% at 05/31/2023 and a contractual maturity of collateral of 03/15/2043(o)				(18,375,000)

BORROWINGS-(2.89)%				(48,500,000)

OTHER ASSETS LESS LIABILITIES-0.95%				15,873,496

NET ASSETS-100.00%				$1,677,154,256

Investment Abbreviations:

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
CPI	- Consumer Price Index
FGIC	- Financial Guaranty Insurance Company
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $85,201,873, which represented 5.08% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Restricted security. The aggregate value of these securities at May 31, 2023 was $2,379,842, which represented less than 1% of the Fund’s Net Assets.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $18,375,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(j)	Underlying security related to TOB Trusts entered into by the Fund.
(k)	Zero coupon bond issued at a discount.
(l)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at May 31, 2023 represented less than 1% of the Fund’s Net Assets.

(m)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(n)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.96%

(o)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2023. At May 31, 2023, the Fund’s investments with a value of $24,299,294 are held by TOB Trusts and serve as collateral for the $18,375,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Limited Term New York Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2023

(Unaudited)

NOTE 1—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$1,728,155,760	$–	$1,728,155,760

Other Investments - Assets

Investments Matured	–	5,915,087	–	5,915,087

Total Investments	$–	$1,734,070,847	$–	$1,734,070,847

Invesco Rochester® Limited Term New York Municipal Fund